Debt, Lease Liabilities and Other Notes Payable - Hedged Items (Details) $ in Thousands, $ in Millions	12 Months Ended
	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 MXN ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2020 MXN ($)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 MXN ($)
Disclosure of detailed information about hedged items [line items]
Notional Amount				$ 123,877,278
Warrants issued by UHI
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		$ (1,403,384)
Open Ended Fund
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund		(289,298)
Designated as hedging instruments
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 1,130.9	22,559,983	$ 2,470.6	$ 46,653,315
Recognized in:
Comprehensive income	$ (7,343,244)	2,030,424
Total foreign exchange (loss) gain derived from hedging Senior Notes	(7,343,244)	2,030,424
Offset against:
Total foreign currency translation and foreign exchange gain (loss) derived from hedged assets	7,343,244	(2,030,424)
Designated as hedging instruments | Investment in shares of UHI
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	1,360,735	(337,742)
Designated as hedging instruments | Warrants issued by UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount					1,788.6	33,775,451
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	5,511,412	(1,403,384)
Designated as hedging instruments | Open Ended Fund
Offset against:
Foreign exchange gain (loss) derived from the hedged Warrants issued by UHI and investments in Open-Ended Fund	$ 471,097	$ (289,298)
Designated as hedging instruments | Net investment | Investment in shares of UHI
Disclosure of detailed information about hedged items [line items]
Notional Amount			1,074.0	21,424,180	433.7	8,189,662
Designated as hedging instruments | Fair value hedge of foreign currency | Open Ended Fund
Disclosure of detailed information about hedged items [line items]
Notional Amount			$ 56.9	$ 1,135,803	$ 248.3	$ 4,688,202